Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Line Items]
Goodwill	$ 72,334	$ 72,334
Average required reserve balance	$ 51,600	$ 44,200
Historical loss period used in estimating loan loss reserve	84 months
Reserve coverage period in historical losses	1 year 11 months 12 days	1 year 11 months 26 days
Compensating Balance, Amount	$ 0
Commercial Loan
Accounting Policies [Line Items]
Reserve coverage period in historical losses	3 years 2 months 13 days	2 years 4 months 12 days
Consumer
Accounting Policies [Line Items]
Financing Receivable, Allowance for Credit Losses, Factors that Influenced Management's Judgment	0.0034	0.0042
Commercial Portfolio Segment [Member]
Accounting Policies [Line Items]
Financing Receivable, Allowance for Credit Losses, Factors that Influenced Management's Judgment	0.0039	0.0053